SCHEDULE OF MEMBERS OF OPTIONS OUTSTANDING BY ASX CODE (Details)	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.008	$ 0.008
Number of options, Balance at the end of the financial year | shares	8,400,000	494,350,000
Average exercise price of options, exercisable at the end of the financial year | $ / shares	$ 0.008	$ 0.008
Exercisable at the end of the financial year | shares	8,400,000	494,350,000
Unlisted Options to Various Underwriters (Expiring October 30, 2022) [member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares		$ 0.008
Number of options, Balance at the end of the financial year | shares		229,000,000
Unlisted Options to Directors (Expiring December 20, 2022) [member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares		$ 0.008
Number of options, Balance at the end of the financial year | shares		250,000,000
Unlisted Options Issued Lodge Corporate Pty Ltd (Expiring March 6, 2023) [member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares		$ 0.008
Number of options, Balance at the end of the financial year | shares		2,500,000
Unlisted Options ESOP Options Two [member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.008	$ 0.008
Number of options, Balance at the end of the financial year | shares	8,400,000	12,850,000